Pension And Postretirement Benefits (Estimated Future Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Estimated Medicare subsidy receipts year - 2012	$ (119)
Estimated Medicare subsidy receipts year - 2013	(19)
Estimated Medicare subsidy receipts year - 2014	(23)
Estimated Medicare subsidy receipts year - 2015	(26)
Estimated Medicare subsidy receipts year - 2016	(30)
Estimated Medicare subsidy receipts year - Years 2017 - 2021	(201)
Pension Benefit [Member]
Estimated future benefit payments under our pension and postretirement plans - 2012	6,629
Estimated future benefit payments under our pension and postretirement plans - 2013	4,213
Estimated future benefit payments under our pension and postretirement plans - 2014	4,174
Estimated future benefit payments under our pension and postretirement plans - 2015	4,170
Estimated future benefit payments under our pension and postretirement plans - 2016	4,160
Estimated future benefit payments under our pension and postretirement plans - Years 2017 - 2021	20,711
Postretirement Benefit [Member]
Estimated future benefit payments under our pension and postretirement plans - 2012	2,500
Estimated future benefit payments under our pension and postretirement plans - 2013	2,341
Estimated future benefit payments under our pension and postretirement plans - 2014	2,292
Estimated future benefit payments under our pension and postretirement plans - 2015	2,235
Estimated future benefit payments under our pension and postretirement plans - 2016	2,210
Estimated future benefit payments under our pension and postretirement plans - Years 2017 - 2021	$ 10,770